Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pensions
Fair value of plan assets	£ 57,787	£ 57,249	£ 51,925	£ 48,752	£ 49,746
Present value of plan obligations	46,808	48,864	44,115	39,607	42,378
Net surplus/(deficit)	10,979	8,385	7,810	9,145	7,368
Actual return on plan assets	£ 1,667	£ 7,064	£ 4,930	£ (848)	£ 3,013
Actual return on plan assets - %	2.90%	13.60%	10.10%	(1.70%)	6.10%
Plan liabilities
Pensions
Experience gains/(losses)	£ 237	£ 455	£ 279	£ (81)	£ (93)
Plan assets
Pensions
Experience gains/(losses)	872	6,027	3,556	(2,090)	1,728
Main Scheme
Pensions
Fair value of plan assets	52,021	51,323	46,555	43,806	44,652
Present value of plan obligations	42,020	43,870	39,669	35,466	37,937
Net surplus/(deficit)	10,001	7,453	6,886	8,340	6,715
Actual return on plan assets	£ 1,554	£ 6,422	£ 4,266	£ (768)	£ 2,735
Actual return on plan assets - %	3.00%	13.80%	9.70%	(1.70%)	6.20%
Main Scheme | Plan liabilities
Pensions
Experience gains/(losses)	£ 241	£ 427	£ 275	£ (122)	£ (107)
Main Scheme | Plan assets
Pensions
Experience gains/(losses)	£ 841	£ 5,486	£ 3,021	£ (1,891)	£ 1,580